Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Classes of Inventories	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Goods	-	592	1,228
Supplies for Production	25,989	23,167	22,616
Oil	16,232	15,498	19,154
Coal	9,757	7,669	3,462
Other inventories (*)	220,100	75,439	110,010

Total	246,089	99,198	133,854

Detail of other inventories
(*) Total other inventories	220,100	75,439	110,010
Supplies for projects and spare parts	23,102	32,858	32,206
Electrical materials	196,998	42,581	77,804